Income Taxes	12 Months Ended
Oct. 31, 2024
Income Taxes [Abstract]
Income Taxes
16.	Income Taxes

Tax rates applicable to the Company:

The combined Canadian federal and provincial statutory income tax rate is 27% for years ended October 31, 2024, 2023 and 2022 and the Israeli statutory corporate tax rate was 23% in 2024, 2023 and 2022.

The tax effect (computed by applying the Canadian federal and provincial statutory rate) of the significant differences, which comprise deferred income tax assets and liabilities, are as follows:

	2024 $	2023 $	2022 $

Canadian statutory income tax rate	27%	27%	27%

Income tax recovery at statutory rate	(1,316,712)	(2,322,936)	(1,861,476)

Tax effect of:
Items not deductible for tax purposes	(20,556)	223,809	335,494
Over provided in prior years	(384,109)	(19,674)	-
Tax rate difference for foreign jurisdiction	(5,365)	10,715	56,175
Change in unrecognized deferred income tax assets	2,104,708	2,125,459	1,499,666
Income tax provision	377,966	17,372	29,859

As of October 31, 2024, the Company has Canadian non-capital losses carried forward of $20,281,000, which is available to offset future years’ taxable income in Canada. These losses expire as follows:

$

2037	5,000
2038	73,000
2039	71,000
2040	169,000
2041	1,142,000
2042	4,716,000
2043	8,678,000
2044	5,427,000
20,281,000

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom.